Consolidated Statements of Changes in Shareholders' Equity - USD ($) $ in Thousands	Total		Common Stock	Additional Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Income (Loss)
Balance at beginning of period at Dec. 31, 2013	$ 37,136		$ 24,089	$ 2,757	$ 11,463	$ (1,173)
Balance at beginning of period, Shares at Dec. 31, 2013			4,817,856
Net income	1,830				1,830
Other comprehensive income	252					252
Stock compensation expense	20			20
Balance at end of period at Dec. 31, 2014	$ 39,238		$ 24,089	2,777	13,293	(921)
Balance at end of period, Shares at Dec. 31, 2014	4,817,856		4,817,856
Net income	$ 366				366
Other comprehensive income	145					145
Stock repurchase	(243)		$ (215)	(28)
Stock repurchase, Shares			(43,000)
Stock compensation expense	63			63
Balance at end of period at Dec. 31, 2015	$ 39,569	[1]	$ 23,874	2,812	13,659	(776)
Balance at end of period, Shares at Dec. 31, 2015	4,774,856	[1]	4,774,856
Net income	$ 1,964				1,964
Other comprehensive income	399					399
Stock compensation expense	16			16
Balance at end of period at Sep. 30, 2016	$ 41,948		$ 23,874	$ 2,828	$ 15,623	$ (377)
Balance at end of period, Shares at Sep. 30, 2016	4,774,856		4,774,856

[1]	Derived from Audited December 31, 2015 Financial Statements